Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Loss before income taxes	$ (24,908)	$ (16,790)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery	$ 6,725	$ (4,533)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	448	552
Share issuance costs	(37)	(60)
Adjustment to tax estimates	114	1,170
Amortization of flow-through share premium	(844)	(1,220)
Flow-through expenditures renunciation	1,934	2,856
Difference in future and foreign tax rates	81	(172)
Sale of Homestake Resource Corporation	(3,021)	0
Other	634	(149)
Increase in unrecognized tax asset	(6,034)	1,556
Income tax recovery	$ 0	$ 0